Schedule of Investments (unaudited) October 31, 2023	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 4.3%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$4,765	$4,756,972
Series B-2, 4.81%, 12/01/48	2,500	2,489,604
Series F, 5.50%, 11/01/53	1,590	1,607,463
Southeast Energy Authority A Cooperative District, RB, Series A-2, 5.98%, 01/01/53(a)	9,645	9,173,940
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	1,610	1,331,241

		19,359,220

Arizona — 2.2%
Arizona Health Facilities Authority, RB(a) 4.34%, 01/01/46	1,685	1,639,835
4.34%, 01/01/46(c)	315	315,000
Arizona Industrial Development Authority, RB, Series A, (BAM), 4.00%, 06/01/44	1,435	1,189,322
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.38%, 07/01/50	2,500	2,180,471
Series G, 5.00%, 07/01/47	715	598,884
Chandler Industrial Development Authority, RB, AMT, 4.10%, 12/01/37(a)	895	863,022
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	1,030	767,093
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB, 5.00%, 07/01/45(b)	700	599,948
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	1,805	1,749,191

		9,902,766

Arkansas — 0.9%
Arkansas Development Finance Authority, RB
AMT, 5.70%, 05/01/53	810	735,420
AMT, 4.75%, 09/01/49(b)	3,550	3,258,601

		3,994,021

California — 5.0%
Bay Area Toll Authority, Refunding RB, Series C, 4.54%, 04/01/56(a)	2,000	2,008,407
California Community Choice Financing Authority, RB(a) 5.23%, 02/01/54	3,045	3,037,975
Series B-2, 4.64%, 02/01/52	3,500	3,168,301
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	715	631,457
California Health Facilities Financing Authority, Refunding RB, Series A, 3.00%, 08/15/51	5,395	3,754,289
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/43	2,800	2,644,153
CSCDA Community Improvement Authority, RB, M/F Housing(b) 4.00%, 10/01/56	205	154,361
4.00%, 12/01/56	315	198,794
Series A, 4.00%, 06/01/58	1,035	706,064
Senior Lien, 3.13%, 06/01/57	1,080	617,912
Series A, Senior Lien, 4.00%, 12/01/58	535	361,812

Security	Par (000)	Value

California (continued)
Poway Unified School District, Refunding GO, Series B, 0.00%, 08/01/46(d)	$10,000	$3,010,784
San Diego County Regional Airport Authority, ARB, Series B, AMT, 4.00%, 07/01/51	2,880	2,283,686

		22,577,995

Colorado — 3.1%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	1,025	835,819
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/48	3,300	3,106,883
Colorado Health Facilities Authority, RB 5.50%, 11/01/47	395	395,490
Series D, 4.74%, 05/15/61(a)	2,515	2,508,604
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	3,840	3,654,884
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	2,000	1,836,010
E-470 Public Highway Authority, Refunding RB, Series B, 3.91%, 09/01/39(a)	510	507,197
Serenity Ridge Metropolitan District No. 2, GO, Series A, 5.13%, 12/01/23(c)	1,000	1,030,597

		13,875,484

Connecticut — 1.5%
State of Connecticut Special Tax Revenue, RB,
Series A, 5.25%, 07/01/42	3,275	3,429,953
State of Connecticut, GO, Series A, 5.00%, 04/15/38	3,325	3,380,391

		6,810,344

Delaware — 0.5%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/48	2,670	2,410,306

District of Columbia — 1.7%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/48	910	895,849
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, 5.25%, 07/15/53	6,630	6,783,426

		7,679,275

Florida — 8.7%
Celebration Pointe Community Development District No. 1, SAB 5.00%, 05/01/32	790	760,183
5.00%, 05/01/48	2,160	1,863,009
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, 5.50%, 09/01/53	3,370	3,549,978
County of Broward Florida Tourist Development Tax Revenue, Refunding RB, 4.00%, 09/01/51	3,300	2,639,756
County of Miami-Dade Seaport Department, Refunding RB
Series A-2, (AGM), 4.00%, 10/01/49	3,300	2,673,818
Series A, AMT, 5.00%, 10/01/38	1,800	1,756,183
Series A-1, AMT, (AGM), 4.00%, 10/01/45	6,400	5,122,342
Florida Development Finance Corp., RB, 6.50%, 06/30/57(b)	645	555,961
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/52	5,000	3,921,310

1

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Lakewood Ranch Stewardship District, SAB 4.63%, 05/01/27	$205	$202,369
5.25%, 05/01/37	470	440,780
5.38%, 05/01/47	770	683,784
6.30%, 05/01/54	410	399,082
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/45	4,625	4,380,906
Miami-Dade County Expressway Authority, Refunding RB, Series A, (AGM), 5.00%, 07/01/35	8,900	8,905,266
Palm Beach County Health Facilities Authority, RB, Series B, 4.00%, 11/15/41	300	233,709
Sarasota County Health Facilities Authority, RB, 5.00%, 05/15/48	605	504,385
University of Florida Department of Housing & Residence Education Hsg Sys Rev, RB, Series A, (BAM-TCRS), 3.00%, 07/01/51	1,000	585,459

		39,178,280

Georgia — 2.6%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	375	295,690
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	1,855	1,726,839
Series A, 5.00%, 06/01/53(a)	4,130	4,060,504
Main Street Natural Gas, Inc., Refunding RB, Series E-2, 5.26%, 12/01/53(a)	5,565	5,423,597

		11,506,630

Illinois — 10.0%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	2,785	2,715,160
Series D, 5.00%, 12/01/46	3,570	3,154,397
Series H, 5.00%, 12/01/36	865	815,729
Chicago Board of Education, Refunding GO, Series G, 5.00%, 12/01/34	865	841,149
City of Chicago Illinois Wastewater Transmission Revenue, Refunding RB, Series C, 2nd Lien, 5.00%, 01/01/39	1,000	984,928
Cook County Community College District No. 508, GO, 5.25%, 12/01/31	5,000	5,001,743
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/41	1,500	1,299,993
Series C, 5.00%, 02/15/41	3,600	3,504,435
Illinois Housing Development Authority, RB, S/F Housing, Series G, (FHLMC, FNMA, GNMA), 4.85%, 10/01/42	985	921,014
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	8,710	8,724,587
Series A, 5.00%, 01/01/45	1,000	999,304
Series A, 4.00%, 01/01/46	1,500	1,250,865
Series B, 5.00%, 01/01/40	2,270	2,278,044
Metropolitan Pier & Exposition Authority, RB, CAB, (BAM-TCRS), 0.00%, 12/15/56(d)	8,755	1,336,137
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (BAM-TCRS), 0.00%, 12/15/54(d)	12,215	2,090,363
State of Illinois, GO, Series D, 5.00%, 11/01/27	6,965	7,145,792
Village of Hodgkins Illinois, RB, AMT, 6.00%, 11/01/23	1,915	1,915,000

		44,978,640

Security	Par (000)	Value

Indiana — 0.5%
City of Valparaiso Indiana, RB, AMT, 6.75%, 01/01/34	$2,250	$2,255,254

Iowa — 1.3%
Iowa Finance Authority, RB 5.00%, 05/15/36	1,050	871,646
Series A, 5.00%, 05/15/48	6,750	4,797,571

		5,669,217

Kansas — 0.3%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	1,530	1,293,238

Louisiana — 1.9%
City of Shreveport Louisiana Water & Sewer Revenue, RB, Series B, Junior Lien, (AGM), 4.00%, 12/01/49 .	11,095	8,771,683

Maryland — 4.0%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	545	494,044
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/42	4,935	4,637,487
Maryland Community Development Administration, Refunding RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 4.50%, 09/01/49	2,155	1,879,797
Maryland Economic Development Corp., RB, Class B, AMT, 5.00%, 12/31/40	1,500	1,409,740
Maryland Health & Higher Educational Facilities Authority, Refunding RB, 5.00%, 07/01/40	6,350	6,114,545
Maryland Stadium Authority, RB, Series A, (NGFGC), 5.00%, 05/01/47	3,630	3,608,809

		18,144,422

Massachusetts — 1.0%
Commonwealth of Massachusetts, GO, Series B, 3.00%, 04/01/49	2,680	1,806,397
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	1,895	1,819,380
Series A, 5.00%, 01/01/47	845	763,813

		4,389,590

Michigan — 1.8%
Michigan Finance Authority, Refunding RB 4.00%, 09/01/46	1,200	934,092
4.94%, 04/15/47(a)	5,595	5,578,341
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,775	1,650,369

		8,162,802

Minnesota — 1.4%
City of Cologne Minnesota, RB, Series A, 5.00%, 07/01/45	1,500	1,191,953
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/52(b)	695	593,851
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Refunding RB, Series A, 4.00%, 11/15/43	1,940	1,552,317
Minnesota Housing Finance Agency, RB, S/F Housing, Series N, (FHLMC, FNMA, GNMA), 5.10%, 07/01/42	2,945	2,912,062

		6,250,183

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mississippi — 1.6%
Mississippi Development Bank, Refunding RB, Series A, (AGM), 4.00%, 03/01/41	$3,000	$2,633,090
State of Mississippi Gaming Tax Revenue, RB, Series A, 4.00%, 10/15/38	5,535	4,788,664

		7,421,754

Missouri — 1.7%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	10,000	7,812,524

Montana — 0.1%
Montana Board of Housing, RB, S/F Housing
Series B-2, 3.50%, 12/01/42	205	183,440
Series B-2, 3.60%, 12/01/47	310	308,208

		491,648

Nevada — 2.9%
Carson City Nevada, Refunding RB, 5.00%, 09/01/42	2,250	2,138,023
City of Reno Nevada, Refunding RB, Series A-1, (AGM), 4.00%, 06/01/43	5,230	4,387,575
Las Vegas Valley Water District, GO, Series A, 4.00%, 06/01/51	7,875	6,539,403

		13,065,001

New Jersey — 8.6%
Casino Reinvestment Development Authority, Inc., Refunding RB, 5.25%, 11/01/44	1,400	1,303,323
New Jersey Economic Development Authority, ARB, Series A, AMT, 5.63%, 11/15/30	1,530	1,532,410
New Jersey Economic Development Authority, RB
AMT, 5.13%, 01/01/34	1,050	1,027,834
AMT, 5.38%, 01/01/43	10,000	9,682,120
New Jersey Economic Development Authority, Refunding RB, Series UU, 5.00%, 06/15/40	2,755	2,773,513
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	2,500	2,046,204
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	2,305	2,092,765
Series C, AMT, Subordinate, 5.00%, 12/01/52	2,615	2,422,966
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	3,755	3,395,580
New Jersey Transportation Trust Fund Authority, RB Class BB, 4.00%, 06/15/50	1,000	817,110
Series AA, 5.25%, 06/15/41	780	780,915
Series AA, 5.00%, 06/15/44	4,450	4,361,106
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/38(d)	7,260	3,294,692
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	3,000	2,827,635
Sub-Series B, 5.00%, 06/01/46	515	478,237

		38,836,410

New York — 13.9%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	2,145	2,083,684
City of New York, GO
Series C, 4.00%, 08/01/37	4,000	3,694,700
Series F-1, 4.00%, 08/01/41	3,355	2,972,148
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,435	3,841,187

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series B-1, Subordinate, 4.00%, 08/01/45	$15,920	$13,803,390
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	3,595	3,251,036
Series A, 6.25%, 06/01/41(b)	3,200	3,199,901
New York Liberty Development Corp., Refunding RB
Class 2, 5.38%, 11/15/40(b)	1,145	1,058,308
Series 1, 4.00%, 02/15/43	4,250	3,739,797
Series A, 3.00%, 11/15/51	415	269,031
New York Power Authority, RB, 5.13%, 11/15/63	6,630	6,556,921
New York State Dormitory Authority, Refunding RB 4.00%, 03/15/49	5,000	4,283,272
Series A, 4.00%, 03/15/41	3,750	3,395,964
New York State Thruway Authority, RB, Second Series, 4.13%, 03/15/56	3,325	2,774,633
New York Transportation Development Corp., RB 5.63%, 04/01/40	905	895,517
AMT, 5.00%, 10/01/35	1,975	1,884,749
AMT, 4.00%, 04/30/53	1,175	877,091
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	1,785	1,752,977
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	2,740	2,491,771

		62,826,077

North Carolina — 2.2%
University of North Carolina at Chapel Hill, Refunding RB, Series A, 4.21%, 12/01/41(a)	9,935	9,887,957

North Dakota — 0.4%
City of Grand Forks North Dakota, RB
Series A, (AGM), 5.00%, 12/01/53	1,125	1,069,674
Series B, (AGM), 5.00%, 12/01/48	640	615,521

		1,685,195

Ohio — 5.1%
Allen County Port Authority, Refunding RB, Series A, 4.00%, 12/01/40	950	732,437
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, 5.00%, 06/01/55	7,305	5,973,310
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	525	506,710
County of Montgomery Ohio, RB, 5.45%, 11/13/23(c)	7,430	7,432,045
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	485	386,596
Ohio Higher Educational Facility Commission, Refunding RB, Series B, 4.32%, 12/01/42(a)	4,665	4,515,335
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	4,420	3,495,876

		23,042,309

Oklahoma — 2.4%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	1,625	1,399,663
Oklahoma Turnpike Authority, RB 5.50%, 01/01/53	4,070	4,270,229
Series A, 4.00%, 01/01/48	6,000	5,102,083

		10,771,975

Oregon — 0.4%
Port of Portland Oregon Airport Revenue, ARB, Series 24B, AMT, 5.00%, 07/01/42	2,000	1,928,525

3

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania — 14.7%
Allegheny County Airport Authority, RB, 5.50%, 01/01/53	$1,330	$1,334,832
Allegheny County Hospital Development Authority, RB, Series D2, 4.89%, 11/15/47(a)	2,600	2,590,301
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB
Series B, (AGM), 4.50%, 09/01/48	2,785	2,451,802
Series B, (AGM), 5.50%, 09/01/53	5,565	5,717,589
Commonwealth of Pennsylvania, GO, 4.00%, 03/01/38	7,250	6,720,538
Hospitals & Higher Education Facilities Authority of Philadelphia, Refunding RB, (AGM), 4.00%, 07/01/40	2,360	2,040,562
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/44	1,000	921,606
Montgomery County Higher Education and Health Authority, Refunding RB 4.00%, 09/01/51	4,000	3,126,168
5.00%, 09/01/48	470	439,706
Montgomery County Industrial Development Authority, Refunding RB, 5.25%, 01/01/40	4,170	3,439,265
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	1,855	1,658,089
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/42	2,565	2,357,209
AMT, 5.50%, 06/30/43	985	993,327
Pennsylvania Housing Finance Agency, RB, 5.38%, 10/01/46	3,350	3,365,336
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 125B, AMT, 3.65%, 10/01/42	7,000	5,577,846
Pennsylvania Turnpike Commission, RB Series A-1, 5.00%, 12/01/41	440	442,340
Sub-Series B-1, 5.25%, 06/01/47	5,680	5,701,703
Series A, Subordinate, 5.00%, 12/01/37	940	955,829
Pennsylvania Turnpike Commission, Refunding RB 2nd Series, 5.00%, 12/01/41	1,700	1,707,650
Series B, 5.25%, 12/01/52	10,000	10,142,910
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	2,440	2,373,551
Pittsburgh School District, GO, (SAW), 3.00%, 09/01/41	2,315	1,643,991
School District of Philadelphia, GO, Series A, 5.50%, 09/01/48	710	727,913

		66,430,063

Puerto Rico — 4.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,376	2,847,850
Series A-1, Restructured, 5.00%, 07/01/58	10,292	8,919,391
Series A-2, Restructured, 4.78%, 07/01/58	3,133	2,623,134

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series A-2, Restructured, 4.33%, 07/01/40	$4,240	$3,661,293
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	10,130	2,504,019

		20,555,687

South Carolina — 1.3%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	3,905	3,890,612
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	2,190	2,115,893

		6,006,505

Tennessee — 0.5%
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/48	2,010	2,058,624

Texas — 8.9%
Arlington Higher Education Finance Corp., RB(b) 7.50%, 04/01/62	790	691,184
7.88%, 11/01/62	685	644,912
Aubrey Independent School District, GO, (PSF), 4.00%, 02/15/52	1,500	1,234,673
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	2,135	2,077,078
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 4.00%, 02/01/42	5,000	4,407,633
Dallas Independent School District, Refunding GO, (PSF), 4.00%, 02/15/53	1,600	1,322,778
Del Valle Independent School District Texas, GO, (PSF), 4.00%, 06/15/47	2,795	2,422,772
Fort Worth Independent School District, GO, (PSF), 4.00%, 02/15/48	1,695	1,456,647
Gunter Independent School District, GO, (PSF), 4.00%, 02/15/53	1,575	1,304,754
North Texas Tollway Authority, Refunding RB Series A, 5.00%, 01/01/38	5,000	5,006,171
Series A, 5.00%, 01/01/43	4,210	4,229,939
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	3,070	2,927,869
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB 5.00%, 11/15/40	3,250	2,623,651
5.00%, 10/01/49	3,500	2,960,511
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	5,740	5,562,844
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.50%, 12/31/58	1,315	1,321,091

		40,194,507

Utah — 1.0%
City of Salt Lake City Utah Airport Revenue, ARB Series A, AMT, 5.25%, 07/01/48	1,150	1,131,559

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
City of Salt Lake City Utah Airport Revenue, ARB (continued)
Series A, AMT, 5.50%, 07/01/53	$1,325	$1,332,712
County of Utah Utah, RB, Series B, 4.00%, 05/15/47	2,650	2,180,146

		4,644,417

Virginia — 2.0%
Ballston Quarter Community Development Authority, TA(e)(f)
Series A, AMT, 5.38%, 03/01/36	405	301,393
Series A, AMT, 5.50%, 03/01/46	1,415	927,768
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	3,665	3,156,848
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/52	4,975	4,591,290

		8,977,299

Washington — 3.2%
Central Puget Sound Regional Transit Authority, RB, Series 2015, Class 2A, 4.39%, 11/01/45(a)	6,000	5,911,618
County of King Washington Sewer Revenue, Refunding RB, Series A, Junior Lien, 4.42%, 01/01/40(a)	1,825	1,801,692
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	1,295	1,243,695
Series C, AMT, Intermediate Lien, 5.00%, 05/01/42	1,450	1,407,451
Washington Health Care Facilities Authority, Refunding RB 4.00%, 09/01/50	2,000	1,585,139
Series A, Refunding RB, 5.00%, 08/01/44	1,750	1,656,982
Washington State Housing Finance Commission, Refunding RB
Series A, 5.00%, 07/01/43	425	393,233
Series A, 5.00%, 07/01/48	400	358,458

		14,358,268

West Virginia — 0.9%
West Virginia Parkways Authority, RB, Senior Lien, 4.00%, 06/01/51	5,000	4,154,438

Wisconsin — 1.6%
Public Finance Authority, RB(b)
Series A, 5.00%, 06/01/36	200	175,603
Series A, 5.00%, 06/01/51	680	537,252
Series A, 5.00%, 06/01/61	870	661,492
Public Finance Authority, Refunding RB
Series A, 5.00%, 11/15/49	1,095	952,270
Series B, AMT, 5.00%, 07/01/42	1,000	911,080
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/44	4,080	4,143,219

		7,380,916

Wyoming — 0.4%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51	1,690	1,354,220
Wyoming Community Development Authority, Refunding RB, S/F Housing, Series 1, 4.40%, 12/01/43	500	441,865

		1,796,085

Total Municipal Bonds — 131.1%
(Cost: $643,583,043)		591,535,534

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

New York — 1.9%
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	$10,000	$8,555,572

Oregon — 0.1%
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series A, AMT, 4.95%, 07/01/30	600	599,702

Texas — 6.7%
Harris County Health Facilities Development Corp., Refunding RB, Series B, 5.75%, 07/01/27(h)	16,860	17,552,547
North Fort Bend Water Authority, Refunding RB, Series A, 4.00%, 12/15/58	15,945	12,525,496

		30,078,043

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 8.7%
(Cost: $42,632,702)		39,233,317

Total Long-Term Investments — 139.8%
(Cost: $686,215,745)		630,768,851

	Shares

Short-Term Securities

Money Market Funds — 20.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.82%(i)(j)	90,094,036	90,094,036

Total Short-Term Securities — 20.0%
(Cost: $90,088,662)		90,094,036

Total Investments — 159.8%
(Cost: $776,304,407)		720,862,887
Liabilities in Excess of Other Assets — (0.9)%		(3,990,923)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.9)%		(22,001,439)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (54.0)%		(243,800,000)

Net Assets Applicable to Common Shares — 100.0%		$451,070,525

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(h)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.

5

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniVest Fund, Inc. (MVF)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$91,513,818	$—	$(1,421,619	)(a)	$4,579	$(2,742)	$90,094,036	90,094,036	$560,776	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$591,535,534	$—	$591,535,534
Municipal Bonds Transferred to Tender Option Bond Trusts	—	39,233,317	—	39,233,317
Short-Term Securities
Money Market Funds	90,094,036	—	—	90,094,036

	$90,094,036	$630,768,851	$—	$720,862,887

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(21,804,753)	$—	$(21,804,753)
VMTP Shares at Liquidation Value	—	(243,800,000)	—	(243,800,000)

	$—	$(265,604,753)	$—	$(265,604,753)

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniVest Fund, Inc. (MVF)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAN	State Aid Notes

SAW	State Aid Withholding

TA	Tax Allocation

7